Schedule of Investments
(unaudited)
January 31, 2025
iShares
®
iBonds
®
Dec 2029 Term Muni Bond ETF

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Municipal Bonds
Alabama — 0.4%
Alabama Public School & College Authority,
Series 2020A, RB, 5.00%, 11/01/29 ..... USD 570 $ 623,952
City of Huntsville, Series 2019A, GO,
5.00%, 05/01/33 ................. 125 134,603
University of Alabama (The), Series 2019A, RB,
5.00%, 07/01/29 ................. 25 27,239
University of Alabama at Birmingham, Series
2019C, RB, 5.00%, 10/01/30 ......... 90 98,149
883,943
Alaska — 0.3%
State of Alaska
Series 2020A , GO , 5.00% , 08/01/29 ..... 115 125,131
Series 2024A , GO , 5.00% , 08/01/29 ..... 365 397,154
522,285
Arizona — 1.6%
Arizona Board of Regents, Series 2022A, RB,
5.00%, 07/01/29 ................. 140 152,480
Arizona State University, Series 2019B, RB,
5.00%, 07/01/29 ................. 25 27,229
City of Mesa Utility System, Series 2019A, RB,
5.00%, 07/01/29 ................. 25 27,165
City of Phoenix Civic Improvement Corp.
Series 2017B , RB , 5.00% , 07/01/29 ..... 135 141,175
Series 2019A , RB , 5.00% , 07/01/33 ..... 900 957,133
County of Pima, Series 2019, RB,
4.00%, 07/01/29 ................. 105 108,800
County of Pima Sewer System, Series 2020B,
COP, 5.00%, 07/01/29 ............. 70 76,153
Maricopa County Unified School District No. 80
Chandler, Series 2021B, GO, 5.00%, 07/01/29 400 435,854
Salt River Project Agricultural Improvement &
Power District
Series 2017A , RB , 5.00% , 01/01/29 ..... 200 212,315
Series 2021A , RB , 5.00% , 01/01/29 ..... 150 162,242
Series 2023A , RB , 5.00% , 01/01/29 ..... 235 254,180
Series 2024A , RB , 5.00% , 01/01/29 ..... 400 432,646
2,987,372
Arkansas — 0.1%
University of Arkansas, Series 2019A, RB,
5.00%, 03/01/31 ................. 100 107,446
California — 13.6%
Anaheim Union High School District, Series
2019, GO, 5.00%, 08/01/29 .......... 220 232,258
Bay Area Toll Authority, Series 2023F-1, RB,
5.00%, 04/01/29 ................. 350 384,517
Beverly Hills Unified School District, Series 2009,
GO, 0.00%, 08/01/29
(a)
............. 1,055 918,637
California Infrastructure & Economic
Development Bank
Series 2024A , RB , 3.25% , 08/01/29 ..... 1,475 1,477,074
Series 2023 , RB , 5.00% , 10/01/29 ...... 155 171,799
Series 2017 , RB , 5.00% , 10/01/29 ...... 35 36,743
California State Public Works Board
Series 2019B , RB , 5.00% , 05/01/29 ..... 25 27,174
Series 2021B , RB , 5.00% , 05/01/29 ..... 150 163,047
Series 2024C , RB , 5.00% , 09/01/29 ..... 500 546,560
Series B , RB , 5.00% , 10/01/29 ......... 115 120,923
Series 2021C , RB , 5.00% , 11/01/29 ..... 25 27,403
Series 2021D , RB , 5.00% , 11/01/29 ..... 75 82,209
Series 2019C , RB , 5.00% , 11/01/30 ..... 215 234,429
Security
Par (000)
Par (000) Value
California (continued)
Series 2019C , RB , 5.00% , 11/01/31 ..... USD 100 $ 108,804
California State University
Series 2020C , RB , 5.00% , 11/01/29 ..... 140 155,358
Series 2021A , RB , 5.00% , 11/01/29 ..... 25 27,743
Series 2019A , RB , 5.00% , 11/01/32 ..... 30 32,943
Cerritos Community College District, Series
2012D, GO, 0.00%, 08/01/29
(a)
........ 750 652,193
Chabot-Las Positas Community College District
Series B , GO , 3.00% , 08/01/31 ........ 45 44,457
Series B , GO , 3.00% , 08/01/33 ........ 265 257,468
City & County of San Francisco, Series 2021D1,
GO, 4.00%, 06/15/33 .............. 525 545,661
City of Long Beach Airport System, Series
2022A, RB, 5.00%, 06/01/29 (AGM) ..... 230 252,489
City of Los Angeles Department of Airports
Series 2021B , RB , 5.00% , 05/15/29 ..... 75 82,264
Series 2020A , RB , 5.00% , 05/15/30 ..... 110 121,511
City of San Francisco, Series D, RB,
5.00%, 11/01/29 ................. 100 106,120
City of San Jose
Series 2019C , GO , 5.00% , 09/01/29 ..... 100 109,643
Series 2019C , GO , 5.00% , 09/01/33 ..... 100 108,017
Clovis Unified School District, Series 2004A, GO,
0.00%, 08/01/29 (NPFGC)
(a)
.......... 50 43,345
Coast Community College District
Series 2019F , GO , 4.00% , 08/01/29 ..... 85 89,467
Series 2019F , GO , 4.00% , 08/01/33 ..... 285 295,038
Contra Costa Community College District, Series
2020C, GO, 4.00%, 08/01/29 ......... 90 94,780
Contra Costa Transportation Authority Sales Tax,
Series 2018B, RB, 5.00%, 03/01/29 ..... 1,345 1,409,045
Contra Costa Water District, Series 2023, RB,
5.00%, 10/01/29 ................. 50 55,419
County of Sacramento, Series 2024, RB,
5.00%, 07/01/29 ................. 500 549,749
East Bay Municipal Utility District Water System,
Series 2019A, RB, 5.00%, 06/01/33 ..... 100 109,092
Los Angeles Community College District
Series J , GO , 4.00% , 08/01/29 ......... 40 41,049
Series 2024 , GO , 5.00% , 08/01/29 ...... 110 121,243
Los Angeles County Metropolitan Transportation
Authority Sales Tax
Series 2020A , RB , 5.00% , 06/01/29 ..... 95 103,691
Series 2017A , RB , 5.00% , 07/01/29 ..... 1,760 1,856,633
Los Angeles County Sanitation Districts
Financing Authority, Series 2021A, RB,
5.00%, 10/01/29 ................. 70 76,846
Los Angeles Department of Water & Power
Series 2017A , RB , 5.00% , 07/01/29 ..... 105 107,797
Series 2018D , RB , 5.00% , 07/01/29 ..... 130 136,367
Series 2020A , RB , 5.00% , 07/01/29 ..... 200 212,963
Series 2021B , RB , 5.00% , 07/01/29 ..... 215 228,935
Series 2023A , RB , 5.00% , 07/01/29 ..... 50 53,241
Series 2024E , RB , 5.00% , 07/01/29 ..... 40 42,593
Series 2019B , RB , 5.00% , 07/01/33 ..... 205 214,369
Series 2019D , RB , 5.00% , 07/01/33 ..... 45 47,299
Los Angeles Department of Water & Power
Water System
Series 2017A , RB , 5.00% , 07/01/29 ..... 80 82,161
Series 2018B , RB , 5.00% , 07/01/29 ..... 35 36,737
Series 2020A , RB , 5.00% , 07/01/29 ..... 250 266,943
Series 2022B , RB , 5.00% , 07/01/29 ..... 80 85,422
Series 2024A , RB , 5.00% , 07/01/29 ..... 195 208,216
Los Angeles Unified School District
Series 2020A , GO , 5.00% , 07/01/29 ..... 135 147,332

Schedule of Investments
(unaudited) (continued)
January 31, 2025
iShares
®
iBonds
®
Dec 2029 Term Muni Bond ETF

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
California (continued)
Series 2019A , GO , 5.00% , 07/01/30 ..... USD 100 $ 108,614
Series 2019A , GO , 4.00% , 07/01/33 ..... 250 260,227
Los Rios Community College District, Series E,
GO, 3.00%, 08/01/32 .............. 675 663,661
Metropolitan Water District of Southern California
Series 2020A , RB , 5.00% , 07/01/29 ..... 60 66,215
Series 2021A , RB , 5.00% , 10/01/29 ..... 30 33,279
Series 2019A , RB , 5.00% , 07/01/31 ..... 50 54,536
Series 2020A , RB , 5.00% , 10/01/33 ..... 105 115,510
Miracosta Community College District, Series B,
GO, 4.00%, 08/01/29 .............. 70 73,836
Orange County Water District
Series 2017A , RB , 5.00% , 08/15/29 ..... 90 94,278
Series 2019C , RB , 5.00% , 08/15/29 ..... 190 210,084
Series 2019C , RB , 5.00% , 08/15/30 ..... 50 55,302
Poway Unified School District, Series A, GO,
0.00%, 08/01/29
(a)
................ 100 86,874
Rancho Santiago Community College District,
Series C, GO, 0.00%, 09/01/29 (AGM)
(a)
.. 200 173,198
Riverside County Transportation
Commission Sales Tax, Series 2017A, RB,
5.00%, 06/01/29 ................. 20 20,987
San Diego County Water Authority, Series
2022A, RB, 5.00%, 05/01/29 ......... 205 225,577
San Diego Unified School District
Series R-1 , GO , 0.00% , 07/01/29
(a)
...... 200 173,649
Series 2021E-2 , GO , 5.00% , 07/01/29 .... 65 71,676
San Francisco City & County Airport Comm-San
Francisco International Airport
Series 2022B , RB , 5.00% , 05/01/29 ..... 100 109,606
Series 2019D , RB , 5.00% , 05/01/30 ..... 50 54,593
San Jose Evergreen Community College District,
Series B, GO, 4.00%, 09/01/29 ........ 30 31,430
San Jose Unified School District, Series C, GO,
0.00%, 08/01/29 (NPFGC)
(a)
.......... 170 147,961
San Mateo County Community College District
(a)
Series 2005A , GO , 0.00% , 09/01/29
( NPFGC ) ..................... 100 86,833
Series 2006B , GO , 0.00% , 09/01/29
( NPFGC ) ..................... 500 434,167
Southern California Public Power Authority,
Series 20201, RB, 5.00%, 07/01/29 ..... 100 107,585
State of California
GO , 5.00% , 04/01/29 ............... 805 875,098
Series B , GO , 5.00% , 08/01/29 ........ 140 146,998
GO , 4.00% , 09/01/29 ............... 400 420,182
GO , 5.00% , 09/01/29 ............... 920 1,007,326
GO , 5.00% , 10/01/29 ............... 255 279,595
Series 2023 , GO , 5.00% , 10/01/29 ...... 345 378,276
GO , 5.00% , 11/01/29 ............... 1,055 1,158,375
Series 2017 , GO , 5.00% , 11/01/29 ...... 100 105,462
Series 2020 , GO , 5.00% , 11/01/29 ...... 450 494,094
GO , 5.00% , 12/01/29 ............... 320 351,848
Series 2019 , GO , 5.00% , 10/01/30 ...... 280 305,167
GO , 5.00% , 04/01/31 ............... 135 145,814
Series 2019 , GO , 5.00% , 10/01/31 ...... 235 255,619
GO , 5.00% , 04/01/32 ............... 190 204,458
GO , 5.00% , 10/01/32 ............... 300 325,016
State of California Department of Water
Resources
Series BA , RB , 5.00% , 12/01/29 ........ 20 22,038
Series BB , RB , 5.00% , 12/01/29 ........ 140 155,864
Series BA , RB , 5.00% , 12/01/31 ........ 20 21,963
Ukiah Unified School District, Series 2006, GO,
0.00%, 08/01/29 (NPFGC)
(a)
.......... 1,000 868,053
Security
Par (000)
Par (000) Value
California (continued)
University of California
Series 2018AZ , RB , 4.00% , 05/15/29 .... USD 95 $ 98,513
Series 2018O , RB , 4.00% , 05/15/29 ..... 40 41,454
Series 2020BE , RB , 5.00% , 05/15/29 .... 150 164,294
Series 2023BM , RB , 5.00% , 05/15/29 .... 30 32,859
Series 2023BN , RB , 5.00% , 05/15/29 .... 100 109,529
Series 2024BS , RB , 5.00% , 05/15/29 .... 100 109,529
Series 2025BZ , RB , 5.00% , 05/15/29
(b)
... 500 547,208
William S Hart Union High School District, Series
2005B, GO, 0.00%, 09/01/29 (AGM)
(a)
.... 225 193,797
26,021,323
Colorado — 1.2%
Board of Water Commissioners City & County
of Denver (The), Series 2024A, RB,
5.00%, 09/15/29 ................. 500 548,498
City & County of Denver
Series 2019A , GO , 5.00% , 08/01/29 ..... 70 76,475
Series 2020B , GO , 5.00% , 08/01/29 ..... 130 142,025
Series 2022A , GO , 5.00% , 08/01/29 ..... 130 142,025
City & County of Denver Airport System
Series 2022C , RB , 5.00% , 11/15/29 ..... 170 185,873
Series 2019C , RB , 5.00% , 11/15/30 ..... 155 168,883
City of Westminster, Series 2024, RB,
5.00%, 12/01/29 ................. 250 274,644
Denver City & County School District No. 1
Series 2021 , GO , 5.00% , 12/01/29 ( SAW ) . 170 186,355
Series 2018A , GO , 5.50% , 12/01/29 ( SAW ) 110 118,082
Regional Transportation District Sales Tax,
Series 2021B, RB, 5.00%, 11/01/29 ..... 75 82,279
State of Colorado, Series 2018M, COP,
5.00%, 03/15/29 ................. 210 222,901
University of Colorado
Series 2017A-2 , RB , 5.00% , 06/01/29 .... 100 106,403
2,254,443
Connecticut — 1.3%
State of Connecticut
Series 2021A , GO , 4.00% , 01/15/29 ..... 170 176,822
Series 2022A , GO , 4.00% , 01/15/29 ..... 105 109,214
Series 2020A , GO , 5.00% , 01/15/29 ..... 180 194,451
Series 2020C , GO , 4.00% , 06/01/29 ..... 225 234,760
Series 2022C , GO , 5.00% , 06/15/29 ..... 60 65,271
Series 2024H , GO , 5.00% , 11/15/29 ..... 500 547,646
Series 2019A , GO , 5.00% , 04/15/31 ..... 100 107,856
Series 2019A , GO , 5.00% , 04/15/33 ..... 185 198,220
State of Connecticut Special Tax
Series 2018A , RB , 5.00% , 01/01/29 ..... 115 121,813
Series 2021C , RB , 5.00% , 01/01/29 ..... 200 215,918
Series 2021A , RB , 5.00% , 05/01/29 ..... 180 195,411
Series 2022A , RB , 5.00% , 07/01/29 ..... 105 114,309
Series 2023B , RB , 5.00% , 07/01/29 ..... 75 81,649
Series 2018B , RB , 5.00% , 10/01/29 ..... 50 53,666
Series 2021D , RB , 5.00% , 11/01/29 ..... 185 202,502
2,619,508
Delaware — 0.5%
Delaware Transportation Authority
Series 2019 , RB , 5.00% , 07/01/29 ...... 135 147,561
Series 2020 , RB , 5.00% , 07/01/29 ...... 125 136,630
Series 2019 , RB , 5.00% , 07/01/32 ...... 160 173,820
State of Delaware
Series 2020A , GO , 5.00% , 01/01/29 ..... 145 157,162
Series 2021 , GO , 5.00% , 02/01/29 ...... 135 146,536
Series 2022 , GO , 5.00% , 03/01/29 ...... 135 146,753

Schedule of Investments
(unaudited) (continued)
January 31, 2025
iShares
®
iBonds
®
Dec 2029 Term Muni Bond ETF

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Delaware (continued)
Series 2019 , GO , 5.00% , 02/01/30 ...... USD 100 $ 108,391
1,016,853
District of Columbia — 2.0%
District of Columbia
Series 2023A , GO , 5.00% , 01/01/29 ..... 15 16,235
Series 2017D , GO , 5.00% , 06/01/29 ..... 50 52,356
Series 2023B , GO , 5.00% , 06/01/29 ..... 210 228,934
Series 2019A , GO , 5.00% , 10/15/29 ..... 195 211,435
Series 2020 , RB , 5.00% , 12/01/29 ...... 165 180,472
Series 2019A , GO , 5.00% , 10/15/31 ..... 405 437,090
Series 2020 , RB , 5.00% , 12/01/31 ...... 365 395,744
Series 2020 , RB , 5.00% , 12/01/32 ...... 215 232,473
District of Columbia Income Tax
Series 2019A , RB , 5.00% , 03/01/29 ..... 180 195,380
Series 2020A , RB , 5.00% , 03/01/29 ..... 175 189,953
Series 2020C , RB , 5.00% , 05/01/29 ..... 190 206,831
Series 2019C , RB , 5.00% , 10/01/29 ..... 200 219,276
Series 2019A , RB , 5.00% , 03/01/30 ..... 125 136,276
Series 2019C , RB , 5.00% , 10/01/30 ..... 100 109,145
Series 2019A , RB , 5.00% , 03/01/31 ..... 135 146,739
Washington Metropolitan Area Transit Authority
Series 2017B , RB , 5.00% , 07/01/29 ..... 125 130,788
Series A-1 , RB , 5.00% , 07/01/29 ....... 210 219,724
Series 2020A , RB , 5.00% , 07/15/29 ..... 155 168,859
Series 2021A , RB , 5.00% , 07/15/29 ..... 385 419,424
3,897,134
Florida — 4.9%
Central Florida Expressway Authority
Series 2017 , RB , 5.00% , 07/01/29 ...... 175 182,896
Series 2021D , RB , 5.00% , 07/01/29 ..... 50 54,069
Series 2019A , RB , 5.00% , 07/01/32 ..... 105 113,084
Series 2019B , RB , 5.00% , 07/01/33 ..... 265 283,952
City of Gainesville Utilities System, Series
2017A, RB, 5.00%, 10/01/29 ......... 110 115,745
City of Jacksonville
Series 2019A , RB , 5.00% , 10/01/29 ..... 260 283,751
Series 2022A , RB , 5.00% , 10/01/29 ..... 110 120,048
Series 2019A , RB , 5.00% , 10/01/32 ..... 335 360,936
County of Broward, Series 2019A, RB,
5.00%, 09/01/33 ................. 385 411,417
County of Miami-Dade
Series 2019 , RB , 5.00% , 07/01/30 ...... 265 286,878
Series 2019 , RB , 5.00% , 07/01/31 ...... 290 312,822
Series 2019A , RB , 5.00% , 04/01/33 ..... 145 155,237
Florida Department of Environmental Protection
Series 2018A , RB , 5.00% , 07/01/29 ..... 405 439,350
Series 2019A , RB , 5.00% , 07/01/29 ..... 25 27,120
Florida Municipal Power Agency, Series 2019A,
RB, 5.00%, 10/01/29 .............. 100 108,408
JEA Electric System, Series 2024A-3, RB,
5.00%, 10/01/29 (AGC) ............ 115 125,610
JEA Water & Sewer System, Series 2024A, RB,
5.00%, 10/01/29 ................. 100 109,226
Orlando Utilities Commission
Series 2019A , RB , 5.00% , 10/01/29 ..... 145 156,888
Series 2021A , RB , 5.00% , 10/01/29 ..... 80 87,637
Series 2024A , RB , 5.00% , 10/01/29 ..... 250 273,866
Palm Beach County School District, Series
2018C, COP, 5.00%, 08/01/29 ........ 365 388,085
School Board of Miami-Dade County (The)
Series 2017 , GO , 5.00% , 03/15/29 ...... 45 46,782
Series 2025A , COP , 5.00% , 05/01/29
(b)
... 500 541,556
Security
Par (000)
Par (000) Value
Florida (continued)
School District of Broward County
Series 2019B , COP , 5.00% , 07/01/29 .... USD 745 $ 807,865
Series B , COP , 5.00% , 07/01/29 ........ 150 156,697
State of Florida
Series 2017B , GO , 5.00% , 06/01/29 ..... 240 251,474
Series 2017C , GO , 5.00% , 06/01/29 ..... 320 335,299
Series 2019C , GO , 5.00% , 06/01/29 ..... 245 267,298
Series 2020A , GO , 5.00% , 06/01/29 ..... 205 223,658
Series 2021B , GO , 5.00% , 06/01/29 ..... 165 180,017
Series 2022A , GO , 5.00% , 06/01/29 ..... 95 103,646
Series 2018B , GO , 5.00% , 07/01/29 ..... 280 300,054
Series 2020A , GO , 5.00% , 07/01/29 ..... 95 103,798
Series 2021B , GO , 5.00% , 07/01/29 ..... 100 109,261
Series 2022A , GO , 5.00% , 07/01/29 ..... 105 114,724
Series 2019C , GO , 4.00% , 06/01/32 ..... 315 327,342
Series 2019C , GO , 3.00% , 06/01/33 ..... 45 43,068
State of Florida Department of Transportation
Series 2018 , RB , 5.00% , 07/01/29 ...... 160 170,760
Series 2021A , RB , 5.00% , 07/01/29 ..... 275 298,205
State of Florida Department of Transportation
Turnpike System
Series 2019B , RB , 5.00% , 07/01/29 ..... 190 206,443
Series 2020A , RB , 5.00% , 07/01/29 ..... 50 54,327
Series 2020B , RB , 5.00% , 07/01/29 ..... 75 81,491
Series 2023A , RB , 5.00% , 07/01/29 ..... 120 130,385
State of Florida Lottery, Series 2019A, RB,
5.00%, 07/01/29 ................. 90 98,217
9,349,392
Georgia — 1.9%
City of Atlanta
Series 2021B , RB , 5.00% , 07/01/29 ..... 160 173,901
Series 2018C , RB , 5.00% , 11/01/29 ..... 125 131,696
County of Cobb, Series 2019, RB,
5.00%, 07/01/29 ................. 250 273,261
Georgia State Road & Tollway Authority
Series 2020 , RB , 5.00% , 06/01/29 ...... 725 788,882
Henry County School District, Series 2021, GO,
4.00%, 08/01/29 (SAW) ............ 365 382,008
Metropolitan Atlanta Rapid Transit Authority,
Series 2023B, RB, 5.00%, 07/01/29 ..... 75 81,913
Municipal Electric Authority of Georgia
Series 2019A , RB , 5.00% , 01/01/29 ..... 295 315,669
Series 2024A , RB , 5.00% , 01/01/29 ..... 30 32,102
Private Colleges & Universities Authority
Series 2019A , RB , 5.00% , 09/01/29 ..... 675 736,903
Series 2022A , RB , 5.00% , 09/01/29 ..... 150 163,756
State of Georgia
Series 2022C , GO , 4.00% , 07/01/29 ..... 95 99,803
Series 2018A , GO , 5.00% , 07/01/29 ..... 90 96,506
Series 2021A , GO , 5.00% , 07/01/29 ..... 45 49,210
Series 2023A , GO , 5.00% , 07/01/29 ..... 45 49,210
Series 2020A , GO , 5.00% , 08/01/29 ..... 30 32,855
Series 2019A , GO , 5.00% , 07/01/30 ..... 195 212,560
3,620,235
Hawaii — 1.2%
City & County Honolulu Wastewater System
Series 2019A , RB , 4.00% , 07/01/29 ..... 25 26,137
Series 2019A , RB , 4.00% , 07/01/31 ..... 330 343,309
City & County of Honolulu
Series 2021B , GO , 5.00% , 07/01/29 ..... 145 157,872
Series 2019C , GO , 4.00% , 08/01/29 ..... 120 125,548
Series 2019A , GO , 5.00% , 09/01/29 ..... 90 96,344
Series C , GO , 5.00% , 10/01/29 ........ 225 245,980

Schedule of Investments
(unaudited) (continued)
January 31, 2025
iShares
®
iBonds
®
Dec 2029 Term Muni Bond ETF

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Hawaii (continued)
Series 2022A , GO , 5.00% , 11/01/29 ..... USD 380 $ 415,995
County of Hawaii, Series D, GO,
4.00%, 09/01/29 ................. 100 102,066
State of Hawaii
Series 2019FW , GO , 5.00% , 01/01/29 .... 75 81,121
Series FK , GO , 5.00% , 05/01/29 ....... 155 162,124
Series FN , GO , 5.00% , 10/01/29 ....... 140 147,608
Series 2019FW , GO , 5.00% , 01/01/33 .... 325 347,862
2,251,966
Idaho — 0.7%
Idaho Housing & Finance Association
Series 2021A , RB , 5.00% , 07/15/29 ..... 585 636,070
Series 2019A , RB , 5.00% , 07/15/30 ..... 100 108,651
Idaho State Building Authority, Series 2024A,
RB, 5.00%, 06/01/29 .............. 500 544,687
1,289,408
Illinois — 4.6%
Chicago O'Hare International Airport
Series 2020A , RB , 5.00% , 01/01/29 ..... 25 26,835
Series 2020B , RB , 5.00% , 01/01/29 ..... 100 107,341
Series A , RB , 5.00% , 01/01/29 ......... 115 118,943
Series D , RB , 5.25% , 01/01/29 ......... 245 254,527
City of Chicago
Series 2024A , RB , 5.00% , 01/01/29 ( BAM ) 110 118,126
Series 2024B , GO , 5.00% , 01/01/29 ..... 250 260,510
City of Springfield, Series 2024, RB,
5.00%, 03/01/29 (BAM) ............ 500 534,948
County of Cook
Series 2018 , RB , 5.00% , 11/15/29 ...... 65 68,482
Series 2022A , GO , 5.00% , 11/15/29 ..... 105 113,983
DuPage County Forest Preserve District, Series
2025, GO, 5.00%, 11/01/29 .......... 50 54,408
Illinois Finance Authority
Series 2019 , RB , 5.00% , 01/01/29 ...... 105 113,038
Series 2020 , RB , 5.00% , 01/01/29 ...... 495 532,895
Series 2019 , RB , 5.00% , 01/01/31 ...... 195 211,722
Illinois State Toll Highway Authority
Series 2018A , RB , 5.00% , 01/01/29 ..... 800 861,859
Series 2019C , RB , 5.00% , 01/01/29 ..... 545 587,141
Metropolitan Water Reclamation District
of Greater Chicago, Series 2021C, GO,
5.00%, 12/01/29 ................. 135 147,659
Sales Tax Securitization Corp.
Series 2023A , RB , 4.00% , 01/01/29 ..... 110 111,774
Series 2020A , RB , 5.00% , 01/01/29 ..... 280 298,636
Series 2017A , RB , 5.00% , 01/01/29 ..... 585 613,763
State of Illinois
Series 2016 , GO , 5.00% , 02/01/29 ...... 125 129,110
Series 2021A , GO , 5.00% , 03/01/29 ..... 595 633,638
Series 2022A , GO , 5.00% , 03/01/29 ..... 95 101,169
Series 2022B , GO , 5.00% , 03/01/29 ..... 290 308,832
Series 2018A , GO , 5.00% , 05/01/29 ..... 25 26,306
Series 2024B , GO , 5.00% , 05/01/29 ..... 690 736,414
Series 2023D , GO , 5.00% , 07/01/29 ..... 220 235,316
Series 2019A , GO , 5.00% , 11/01/29 ..... 20 21,484
Series 2021A , GO , 5.00% , 12/01/29 ..... 315 338,728
Series 2023B , GO , 5.00% , 12/01/29 ..... 300 322,598
Series 2019B , GO , 5.00% , 11/01/31 ..... 260 278,640
State of Illinois Sales Tax
Series 2021A , RB , 4.00% , 06/15/29 ..... 355 365,550
Series 2024A , RB , 5.00% , 06/15/29 ..... 100 107,019
Security
Par (000)
Par (000) Value
Illinois (continued)
University of Illinois, Series 2021A, RB,
5.00%, 04/01/29 ................. USD 125 $ 135,111
8,876,505
Indiana — 2.1%
City of Indianapolis Department of Public
Utilities Water System, Series 2018A, RB,
5.00%, 10/01/29 ................. 115 122,741
Indiana Finance Authority
Series 2019A , RB , 5.00% , 02/01/29 ..... 260 280,292
Series 2021B , RB , 5.00% , 02/01/29 ..... 125 135,345
Series 2021-1 , RB , 5.00% , 10/01/29 ..... 60 65,513
Series 2021A , RB , 5.00% , 10/01/29 ( BAM ) 125 136,885
Series 2022B , RB , 5.00% , 10/01/29 ..... 50 54,594
Series 2023A , RB , 5.00% , 10/01/29 ..... 90 98,269
Series 2019E , RB , 5.00% , 02/01/30 ..... 165 178,076
Series 2019A , RB , 5.00% , 02/01/31 ..... 140 150,919
Series 2019E , RB , 5.00% , 02/01/31 ..... 305 328,788
Indiana Municipal Power Agency
Series 2017A , RB , 5.00% , 01/01/29 ..... 105 110,927
Series 2025A , RB , 5.00% , 01/01/29 ( AGC ) 280 301,023
Series 2019A , RB , 5.00% , 01/01/32 ..... 125 133,538
Indiana University
Series 2020A , RB , 5.00% , 06/01/29 ..... 185 201,366
Series Z-1 , RB , 5.00% , 08/01/29 ....... 600 654,935
Indianapolis Local Public Improvement Bond
Bank
Series 2017C , RB , 5.00% , 01/01/29 ..... 215 226,522
Series 2021A , RB , 5.00% , 06/01/29 ..... 500 539,182
IPS Multi-School Building Corp., Series 2019,
RB, 5.00%, 01/15/29 (ST INTERCEPT) ... 250 269,030
Purdue University, Series EE, RB,
5.00%, 07/01/29 ................. 40 43,687
4,031,632
Iowa — 0.3%
Iowa Finance Authority, Series 2021A, RB,
5.00%, 08/01/29 ................. 550 600,353
Kansas — 0.5%
Kansas Development Finance Authority, Series
2019SRF, RB, 5.00%, 05/01/29 ........ 830 900,790
Kansas Turnpike Authority, Series 2019A, RB,
5.00%, 09/01/29 ................. 30 32,645
933,435
Kentucky — 0.4%
Boone County School District Finance Corp.,
Series 2021, RB, 2.00%, 04/01/29 (ST
INTERCEPT) ................... 100 92,068
Kentucky State Property & Building Commission
Series B , RB , 5.00% , 05/01/29 ......... 120 125,203
Series A , RB , 5.00% , 10/01/29 ......... 75 81,786
Series 2024B , RB , 5.00% , 11/01/29 ..... 490 534,585
833,642
Louisiana — 0.6%
State of Louisiana
Series 2020A , GO , 5.00% , 03/01/29 ..... 280 303,043
Series 2023A , GO , 5.00% , 04/01/29 ..... 95 102,961
Series 2023 , RB , 5.00% , 09/01/29 ...... 400 436,170
Series 2024C , GO , 5.00% , 12/01/29 ..... 250 273,934
1,116,108

Schedule of Investments
(unaudited) (continued)
January 31, 2025
iShares
®
iBonds
®
Dec 2029 Term Muni Bond ETF

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Maine — 0.6%
Maine Municipal Bond Bank, Series 2020A, RB,
5.00%, 09/01/29 ................. USD 530 $ 577,414
Maine Turnpike Authority, Series 2022, RB,
5.00%, 07/01/29 ................. 185 201,410
State of Maine
Series 2019B , GO , 5.00% , 06/01/29 ..... 185 201,443
Series 2020B , GO , 5.00% , 06/01/29 ..... 85 92,555
Series 2023B , GO , 5.00% , 06/01/29 ..... 135 146,999
1,219,821
Maryland — 4.0%
City of Baltimore
Series 2019A , RB , 5.00% , 07/01/32 ..... 175 188,449
Series 2019A , GO , 4.00% , 10/15/33 ..... 250 256,494
County of Anne Arundel
Series 2020 , GO , 5.00% , 10/01/29 ...... 110 120,761
Series 2023 , GO , 5.00% , 10/01/29 ...... 100 109,783
Series 2019 , GO , 5.00% , 10/01/30 ...... 65 71,058
County of Baltimore
Series 2019 , GO , 5.00% , 03/01/29 ...... 145 157,574
Series 2020 , GO , 5.00% , 03/01/29 ...... 105 114,105
Series 2021 , GO , 5.00% , 03/01/29 ...... 175 190,175
Series 2022 , GO , 5.00% , 03/01/29 ...... 140 152,140
Series 2019 , GO , 5.00% , 03/01/32 ...... 110 118,640
County of Frederick, Series 2021A, GO,
5.00%, 10/01/29 ................. 170 186,631
County of Howard
Series 2017A , GO , 3.00% , 02/15/29 ..... 625 621,782
Series 2018A , GO , 5.00% , 02/15/29 ..... 110 116,902
Series 2020A , GO , 5.00% , 08/15/29 ..... 115 125,976
Series 2021A , GO , 5.00% , 08/15/29 ..... 115 125,976
County of Montgomery
Series 2021A , GO , 5.00% , 08/01/29 ..... 75 82,104
Series 2020B , GO , 4.00% , 11/01/29 ..... 595 626,218
Series 2018A , GO , 5.00% , 11/01/29 ..... 120 129,140
County of Prince George's
Series 2020B , GO , 5.00% , 09/15/29 ..... 315 345,554
Series 2019A , GO , 4.00% , 07/15/31 ..... 230 238,206
Maryland State Transportation Authority
Series 2017 , RB , 3.00% , 07/01/29 ...... 500 494,986
Series 2021A , RB , 5.00% , 07/01/29 ..... 40 43,583
State of Maryland
Series 2017 , GO , 5.00% , 03/15/29 ...... 80 83,442
Series 2018A , GO , 5.00% , 03/15/29 ..... 245 260,759
Series 2020A , GO , 5.00% , 03/15/29 ..... 280 304,488
Series 2022-1A , GO , 5.00% , 06/01/29 .... 300 327,452
Series 2019-2A , GO , 5.00% , 08/01/30 .... 155 169,060
Series 2019-1 , GO , 5.00% , 03/15/31 ..... 210 227,121
Series 2019-1 , GO , 5.00% , 03/15/32 ..... 155 167,269
Series 2019-1 , GO , 4.00% , 03/15/33 ..... 135 138,883
State of Maryland Department of Transportation
Series 2020 , RB , 5.00% , 10/01/29 ...... 95 104,113
Series 2021A , RB , 4.00% , 10/01/30 ..... 495 516,996
Series 2021A , RB , 3.00% , 10/01/31 ..... 145 141,107
Series 2021A , RB , 3.00% , 10/01/32 ..... 280 270,937
University System of Maryland
Series 2019C , RB , 5.00% , 04/01/29 ..... 110 119,527
Series 2022A , RB , 5.00% , 04/01/29 ..... 80 86,896
Washington Suburban Sanitary Commission,
Series 2020, RB, 5.00%, 06/01/29 (GTD) .. 75 81,863
7,616,150
Massachusetts — 1.1%
Commonwealth of Massachusetts
Series 2020A , GO , 5.00% , 03/01/29 ..... 365 396,907
Security
Par (000)
Par (000) Value
Massachusetts (continued)
Series 2019C , GO , 5.00% , 05/01/29 ..... USD 75 $ 81,798
Series 2019F , GO , 5.00% , 05/01/29 ..... 155 169,049
Series 2018B , GO , 5.00% , 07/01/29 ..... 95 103,917
Series 2020D , GO , 5.00% , 07/01/29 ..... 155 169,549
Series 2019G , GO , 5.00% , 09/01/29 ..... 140 153,588
Series 2020E , GO , 5.00% , 11/01/29 ..... 180 198,036
Series 2019A , GO , 5.00% , 01/01/30 ..... 125 135,137
Series 2019G , GO , 5.00% , 09/01/30 ..... 140 153,078
Series 2019A , GO , 5.00% , 01/01/31 ..... 100 107,910
Series 2019A , GO , 5.25% , 01/01/33 ..... 75 81,213
Massachusetts State College Building Authority,
Series 2022A, RB, 5.00%, 05/01/29 (HERBIP) 30 32,683
Massachusetts Transportation Trust Fund
Metropolitan Highway System
Series 2018A , RB , 5.00% , 01/01/29 ..... 50 54,196
Series 2019C , RB , 5.00% , 01/01/32 ..... 210 226,333
Series 2019C , RB , 5.00% , 01/01/33 ..... 55 59,057
University of Massachusetts Building Authority,
Series 2019-1, RB, 5.00%, 05/01/32 ..... 20 21,610
2,144,061
Michigan — 1.2%
Great Lakes Water Authority Sewage Disposal
System, Series 2018B, RB, 5.00%, 07/01/29 55 59,760
Karegnondi Water Authority, Series 2024, RB,
5.00%, 11/01/29 (BAM) ............. 110 119,953
Lansing School District, Series 2019II, GO,
5.00%, 05/01/32 (Q-SBLF) .......... 875 936,756
Michigan State Building Authority, Series 2020I,
RB, 5.00%, 10/15/29 .............. 130 141,903
Michigan State University
Series 2023A , RB , 5.00% , 02/15/29 ..... 50 54,092
Series 2020A , RB , 5.00% , 08/15/29 ..... 35 38,182
State of Michigan Trunk Line
Series 2020B , RB , 5.00% , 11/15/29 ..... 340 373,693
Series 2021B , RB , 5.00% , 11/15/29 ..... 200 219,820
Series 2023 , RB , 5.00% , 11/15/29 ...... 80 87,928
University of Michigan
Series 2019A , RB , 5.00% , 04/01/29 ..... 115 125,007
Series 2020A , RB , 5.00% , 04/01/29 ..... 75 81,527
Series 2019A , RB , 5.00% , 04/01/30 ..... 135 146,492
2,385,113
Minnesota — 1.3%
County of Hennepin
Series 2018A , GO , 5.00% , 12/01/29 ..... 95 100,804
Series 2019C , GO , 5.00% , 12/01/29 ..... 105 115,600
Minneapolis-St Paul Metropolitan Airports
Commission
Series 2022A , RB , 5.00% , 01/01/29 ..... 155 166,616
Series 2023A , RB , 5.00% , 01/01/29 ..... 405 435,352
Series A , RB , 5.00% , 01/01/29 ......... 480 497,090
State of Minnesota
Series 2022A , RB , 5.00% , 03/01/29 ..... 55 59,482
Series 2020B , GO , 4.00% , 08/01/29 ..... 95 99,148
Series 2018A , GO , 5.00% , 08/01/29 ..... 180 193,434
Series 2019B , GO , 5.00% , 08/01/29 ..... 105 114,945
Series 2022D , GO , 5.00% , 08/01/29 ..... 50 54,736
Series 2017A , GO , 5.00% , 10/01/29 ..... 115 121,464
Series 2019A , GO , 5.00% , 08/01/31 ..... 260 283,631
University of Minnesota
Series 2019A , RB , 5.00% , 04/01/29 ..... 60 65,123
Series 2017A , RB , 5.00% , 09/01/29 ..... 105 110,356

Schedule of Investments
(unaudited) (continued)
January 31, 2025
iShares
®
iBonds
®
Dec 2029 Term Muni Bond ETF

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Minnesota (continued)
Series 2017B , RB , 5.00% , 12/01/29 ..... USD 80 $ 84,437
2,502,218
Mississippi — 0.3%
State of Mississippi
Series 2017A , GO , 5.00% , 10/01/29 ..... 315 331,575
Series 2019B , GO , 5.00% , 10/01/33 ..... 260 280,990
612,565
Missouri — 0.9%
City of St Louis, Series 2019C, RB,
5.00%, 07/01/29 ................. 145 156,599
Kansas City Industrial Development Authority,
Series 2019C, RB, 5.00%, 03/01/32 ..... 520 554,789
Metropolitan St Louis Sewer District, Series
2020B, RB, 5.00%, 05/01/29 ......... 70 75,938
Missouri Highway & Transportation Commission,
Series 2022A, RB, 5.00%, 05/01/29 ..... 290 315,205
Missouri Joint Municipal Electric Utility
Commission
Series 2017 , RB , 5.00% , 01/01/29 ...... 295 311,302
Series 2023 , RB , 5.00% , 01/01/29 ...... 250 268,278
1,682,111
Nebraska — 0.3%
City of Lincoln Electric System, Series 2018, RB,
5.00%, 09/01/29 ................. 100 104,079
Omaha Public Power District
Series 2022B , RB , 5.00% , 02/01/29 ..... 70 75,514
Series 2019A , RB , 5.00% , 02/01/32 ..... 335 360,197
Public Power Generation Agency, Series 2024A,
RB, 5.00%, 01/01/29 .............. 60 64,341
604,131
Nevada — 2.6%
Clark County School District
Series 2017C , GO , 5.00% , 06/15/29 ..... 250 263,768
Series 2021B , GO , 5.00% , 06/15/29 ..... 215 232,715
Series 2022A , GO , 5.00% , 06/15/29 ..... 100 108,240
Series 2023A , GO , 5.00% , 06/15/29 ..... 185 200,243
Series 2024B , GO , 5.00% , 06/15/29 ..... 250 270,599
County of Clark
Series 2017 , RB , 5.00% , 07/01/29 ...... 205 214,782
Series 2019 , RB , 5.00% , 07/01/29 ...... 110 119,527
Series 2019C , GO , 5.00% , 07/01/29 ..... 115 125,209
Series 2019E , RB , 5.00% , 07/01/29 ..... 125 135,860
Series 2019A , GO , 5.00% , 12/01/29 ..... 215 235,684
Series 2019E , RB , 5.00% , 07/01/30 ..... 150 162,061
Series 2019 , GO , 5.00% , 06/01/31 ...... 120 129,607
Series 2019C , GO , 4.00% , 07/01/33 ..... 350 358,151
Series 2019E , RB , 5.00% , 07/01/33 ..... 100 107,281
County of Clark Department of Aviation, Series
2024A, RB, 5.00%, 07/01/29 ......... 990 1,076,013
County of Washoe
Series 2018 , RB , 5.00% , 02/01/30 ...... 235 252,048
Series 2018 , RB , 5.00% , 02/01/32 ...... 85 90,864
Las Vegas Valley Water District
Series 2022A , GO , 5.00% , 06/01/29 ..... 35 38,054
Series 2022C , GO , 5.00% , 06/01/29 ..... 255 277,248
State of Nevada
Series 2021A , GO , 5.00% , 05/01/29 ..... 120 130,538
Series 2023A , GO , 5.00% , 05/01/29 ..... 110 119,660
Series 2019A , GO , 3.00% , 05/01/31 ..... 225 221,947
Security
Par (000)
Par (000) Value
Nevada (continued)
GO , 5.00% , 08/01/31 ............... USD 50 $ 54,168
4,924,267
New Hampshire — 0.4%
New Hampshire Municipal Bond Bank
Series 2022A , RB , 5.00% , 02/15/29 ( ST
INTERCEPT ) .................. 55 59,588
Series 2021C , RB , 5.00% , 08/15/29 ..... 40 43,708
Series 2022C , RB , 5.00% , 08/15/29 ( ST
INTERCEPT ) .................. 85 92,879
Series 2023B , RB , 5.00% , 08/15/29 ..... 95 103,806
State of New Hampshire
Series 2023A , GO , 5.00% , 02/15/29 ..... 60 65,148
Series 2020A , GO , 5.00% , 12/01/29 ..... 95 104,583
Series 2020A , GO , 5.00% , 12/01/32 ..... 155 169,192
Series 2020A , GO , 5.00% , 12/01/33 ..... 100 108,777
747,681
New Jersey — 1.9%
County of Morris, Series 2021, GO,
2.00%, 02/01/29 ................. 100 92,869
New Jersey Economic Development Authority
Series 2017B , RB , 5.00% , 06/15/29 ..... 75 80,441
Series 2019LLL , RB , 5.00% , 06/15/29 .... 150 162,328
Series 2005N1 , RB , 5.50% , 09/01/29
( NPFGC ) ..................... 260 288,107
Series 2020A , RB , 5.00% , 11/01/29 ..... 365 397,474
Series 2020A , RB , 5.00% , 11/01/32 ..... 275 295,897
New Jersey Educational Facilities Authority
Series 2021C , RB , 5.00% , 03/01/29 ..... 150 163,301
Series 2024 , RB , 5.00% , 06/01/29 ...... 320 345,867
Series 2017B , RB , 5.00% , 07/01/29 ..... 15 15,763
New Jersey Transportation Trust Fund Authority,
Series 2021A, RB, 5.00%, 06/15/29 ..... 490 530,899
New Jersey Turnpike Authority
Series 2017A , RB , 5.00% , 01/01/29 ..... 140 145,267
Series 2017E , RB , 5.00% , 01/01/29 ..... 200 211,912
Series 2022C , RB , 5.00% , 01/01/29 ..... 315 339,357
State of New Jersey, Series 2020A, GO,
5.00%, 06/01/29 ................. 575 625,155
3,694,637
New Mexico — 1.2%
New Mexico Finance Authority
Series 2022A , RB , 5.00% , 06/01/29 ..... 20 21,745
Series 2023B , RB , 5.00% , 06/01/29 ..... 150 163,087
Series 2018E , RB , 5.00% , 06/15/29 ..... 200 213,424
Series 2020C-1 , RB , 5.00% , 06/15/29 .... 110 119,675
Series 2021A , RB , 5.00% , 06/15/29 ..... 440 478,323
Santa Fe Public School District, Series 2024,
GO, 5.00%, 08/01/29 (SAW) ......... 400 433,482
State of New Mexico, Series 2023, GO,
5.00%, 03/01/29 ................. 300 324,809
State of New Mexico Severance Tax Permanent
Fund
Series 2020A , RB , 5.00% , 07/01/29 ..... 280 304,856
Series 2021A , RB , 5.00% , 07/01/29 ..... 255 277,636
2,337,037
New York — 7.3%
City of New York
Series 2021-1 , GO , 5.00% , 04/01/29 ..... 120 130,154
Series 2019E , GO , 5.00% , 08/01/29 ..... 220 237,324
Series 2020C-1 , GO , 5.00% , 08/01/29 ... 330 359,943
Series 2021C , GO , 5.00% , 08/01/29 ..... 115 125,435

Schedule of Investments
(unaudited) (continued)
January 31, 2025
iShares
®
iBonds
®
Dec 2029 Term Muni Bond ETF

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
New York (continued)
Series 2022B-1 , GO , 5.00% , 08/01/29 .... USD 180 $ 196,333
Series 2020, Sub-Series B-1 , GO ,
5.00% , 10/01/29 ................ 70 76,559
Series 2023B, Sub-Series B-1 , GO ,
5.00% , 10/01/29 ................ 25 27,343
Series 2019F-1 , GO , 5.00% , 08/01/30 .... 105 112,691
Series 2020B-1 , GO , 5.00% , 10/01/30 .... 125 135,554
Series 2019E , GO , 5.00% , 08/01/31 ..... 850 910,582
Series 2020B-1 , GO , 5.00% , 10/01/31 .... 105 113,595
Series 2019E , GO , 5.00% , 08/01/32 ..... 330 352,663
Series 2020B-1 , GO , 5.00% , 10/01/32 .... 210 226,564
Series 2020B-1 , GO , 5.00% , 10/01/33 .... 450 484,252
County of Onondaga, Series 2021, GO,
3.00%, 08/15/33 ................. 210 199,640
County of Suffolk, Series 2021A, GO,
5.00%, 06/15/29 (BAM) ............ 110 120,140
County of Westchester, Series 2017A, GO,
4.00%, 07/01/29 ................. 30 30,934
Empire State Development Corp.
Series 2020A , RB , 5.00% , 03/15/29 ..... 315 342,944
Series 2020C , RB , 5.00% , 03/15/29 ..... 225 244,399
Series 2020E , RB , 5.00% , 03/15/29 ..... 35 38,018
Hudson Yards Infrastructure Corp., Series
2017A, RB, 5.00%, 02/15/29 ......... 210 219,376
Long Island Power Authority, Series 2019A, RB,
5.00%, 09/01/29 ................. 470 504,953
Metropolitan Transportation Authority
Series 2017C-1 , RB , 5.00% , 11/15/29 .... 150 158,413
Series 2020E , RB , 5.00% , 11/15/29 ..... 450 490,105
Series 2024A , RB , 5.00% , 11/15/29 ..... 250 272,280
New York City Municipal Water Finance Authority
Series 2020EE , RB , 4.00% , 06/15/29 .... 135 142,274
Series 2021, Sub-Series AA-2 , RB ,
4.00% , 06/15/29 ................ 60 63,233
Series 2021DD , RB , 5.00% , 06/15/29 .... 205 224,881
Series 2019FF-2 , RB , 5.00% , 06/15/33 ... 120 128,997
New York City Transitional Finance Authority,
Series 2025D, RB, 5.00%, 05/01/29 ..... 180 195,728
New York City Transitional Finance Authority
Building Aid
Series 2020S1 , RB , 5.00% , 07/15/29 ( SAW ) 50 54,824
Series 2022, Sub-Series S-1A , RB ,
5.00% , 07/15/29 ( SAW ) ........... 90 98,683
Series S-1 , RB , 5.00% , 07/15/29 ( SAW ) .. 120 126,309
Series 2020, Sub-Series  S-1A , RB ,
5.00% , 07/15/33 ( SAW ) ........... 235 253,285
New York City Transitional Finance Authority
Future Tax Secured
Series 2018B-1 , RB , 5.00% , 08/01/29 .... 130 136,057
Series 2021A , RB , 5.00% , 11/01/29 ..... 260 285,106
Series 2021F-1 , RB , 5.00% , 11/01/29 .... 205 224,795
Series 2021G1 , RB , 5.00% , 11/01/29 .... 35 38,380
Series 2022A, Sub-Series A-1 , RB ,
5.00% , 11/01/29 ................ 110 120,622
Series 2022D-1 , RB , 5.00% , 11/01/29 .... 430 471,522
Series 2023B, Sub-Series B-1 , RB ,
5.00% , 11/01/29 ................ 120 131,588
Series 2023E-1 , RB , 5.00% , 11/01/29 .... 280 307,038
Series 2020B-1 , RB , 5.00% , 11/01/30 .... 100 108,861
New York State Dormitory Authority
Series 2017A , RB , 5.00% , 02/15/29 ..... 250 261,698
Series 2018C , RB , 5.00% , 03/15/29 ..... 100 106,986
Series 2019A , RB , 5.00% , 03/15/29 ..... 225 245,144
Series 2020A , RB , 5.00% , 03/15/29 ..... 100 108,953
Series 2021A , RB , 5.00% , 03/15/29 ..... 220 238,698
Security
Par (000)
Par (000) Value
New York (continued)
Series 2023A , RB , 5.00% , 03/15/29 ..... USD 115 $ 125,009
Series 2022A , RB , 5.00% , 07/01/29 ..... 5 5,388
Series 2019A , RB , 5.00% , 03/15/31 ..... 200 215,164
Series 2021A , RB , 5.00% , 10/01/31 ( AGM ) 135 146,633
Series 2019A , RB , 5.00% , 03/15/32 ..... 330 354,094
Series 2019A , RB , 5.00% , 03/15/33 ..... 350 374,382
Series 2019A , RB , 5.00% , 07/01/33 ..... 220 237,379
Series 2021B , RB , 5.00% , 10/01/33 ..... 170 182,321
New York State Environmental Facilities Corp.
Series 2017E , RB , 5.00% , 06/15/29 ..... 90 94,409
Series 2018A , RB , 5.00% , 06/15/29 ..... 165 177,509
Series 2019B , RB , 5.00% , 06/15/30 ..... 140 153,424
Series 2020A , RB , 5.00% , 06/15/31 ..... 80 87,378
Series 2019B , RB , 5.00% , 06/15/32 ..... 135 146,978
New York State Thruway Authority
Series 2019B , RB , 5.00% , 01/01/29 ..... 75 81,146
Series P , RB , 5.00% , 01/01/29 ......... 40 43,370
Series Q , RB , 5.00% , 01/01/29 ........ 500 542,130
Port Authority of New York & New Jersey
Series 212 , RB , 5.00% , 09/01/29 ....... 20 21,961
Series 213 , RB , 5.00% , 09/01/29 ....... 35 38,432
Series 2017 , RB , 5.00% , 11/15/29 ...... 160 168,470
Series 217 , RB , 5.00% , 11/01/32 ....... 85 92,254
Triborough Bridge & Tunnel Authority
Series 2022B , RB , 5.00% , 05/15/29 ..... 40 43,625
Series 2022D-1A , RB , 4.00% , 11/15/29 ... 185 194,939
Series 2022D-1A , RB , 5.00% , 11/15/29 ... 165 181,515
Series 2025A , RB , 5.00% , 12/01/29 ..... 45 49,347
13,941,113
North Carolina — 3.0%
City of Charlotte
Series 2019A , GO , 5.00% , 06/01/29 ..... 5 5,459
Series 2023A , RB , 5.00% , 07/01/29 ..... 50 54,344
COP , 5.00% , 12/01/29 .............. 400 438,832
Series 2020 , RB , 5.00% , 12/01/29 ...... 55 60,574
Series 2019A , GO , 5.00% , 06/01/31 ..... 785 854,612
City of Charlotte Water & Sewer System
Series 2019 , RB , 5.00% , 07/01/29 ...... 40 43,739
Series 2020 , RB , 5.00% , 07/01/29 ...... 140 153,087
Series 2022A , RB , 5.00% , 07/01/29 ..... 30 32,804
City of Greensboro, Series 2020B, GO,
5.00%, 04/01/29 ................. 190 206,845
County of Buncombe, Series 2020A, RB,
5.00%, 06/01/29 ................. 25 27,233
County of Forsyth
Series 2021B , GO , 4.00% , 03/01/29 ..... 640 670,675
Series 2019B , GO , 5.00% , 03/01/29 ..... 75 81,499
Series 2021A , RB , 5.00% , 04/01/29 ..... 75 81,465
County of Guilford, Series 2022B, GO,
5.00%, 03/01/29 ................. 25 27,176
County of Johnston, Series 2020A, RB,
5.00%, 04/01/29 ................. 125 135,672
County of Mecklenburg
Series 2019 , GO , 5.00% , 03/01/29 ...... 105 114,183
Series 2021 , GO , 5.00% , 03/01/29 ...... 375 407,797
County of New Hanover, Series 2023A, RB,
5.00%, 11/01/29 ................. 100 109,465
County of Wake
Series 2018A , GO , 5.00% , 03/01/29 ..... 185 196,980
Series 2019A , GO , 5.00% , 03/01/29 ..... 100 108,665
Series 2024 , RB , 5.00% , 05/01/29 ...... 100 108,775
Series 2019 , RB , 5.00% , 09/01/31 ...... 115 125,160
State of North Carolina
Series 2019 , RB , 5.00% , 03/01/29 ...... 315 339,770

Schedule of Investments
(unaudited) (continued)
January 31, 2025
iShares
®
iBonds
®
Dec 2029 Term Muni Bond ETF

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
North Carolina (continued)
Series 2020B , RB , 5.00% , 05/01/29 ..... USD 135 $ 146,790
Series 2022A , RB , 5.00% , 05/01/29 ..... 150 163,100
Series 2020A , GO , 5.00% , 06/01/29 ..... 160 174,709
Series 2019A , RB , 5.00% , 05/01/30 ..... 145 157,301
Series 2019 , RB , 5.00% , 03/01/31 ...... 365 392,325
Series 2019A , RB , 5.00% , 05/01/31 ..... 205 221,695
Series 2019B , GO , 4.00% , 06/01/31 ..... 100 104,246
5,744,977
Ohio — 2.9%
American Municipal Power, Inc., Series 2023A,
RB, 5.00%, 02/15/29 .............. 455 488,638
Cincinnati City School District, Series 2006, GO,
5.25%, 12/01/29 (NPFGC) ........... 125 137,587
City of Columbus
Series 2017-1 , GO , 5.00% , 04/01/29 ..... 130 137,110
Series 2019A , GO , 5.00% , 04/01/29 ..... 190 206,545
Series 2022A , GO , 5.00% , 04/01/29 ..... 50 54,354
Series 2023B , GO , 5.00% , 08/15/29 ..... 125 136,763
Series 2019A , GO , 5.00% , 04/01/32 ..... 175 188,940
Cleveland Department of Public Utilities
Division of Public Power, Series 2020A, RB,
5.00%, 11/15/29 (AGM) ............ 190 205,902
Ohio State University (The)
Series 2020A , RB , 5.00% , 12/01/29 ..... 350 383,318
Series 2021A , RB , 5.00% , 12/01/29 ..... 80 87,616
Ohio Water Development Authority
Series 2019 , RB , 5.00% , 06/01/29 ...... 100 109,023
Series 2019A , RB , 5.00% , 06/01/29 ..... 660 715,824
Series 2023A , RB , 5.00% , 06/01/29 ..... 65 70,865
Series 2019 , RB , 5.00% , 12/01/29 ...... 380 415,675
Series 2019B , RB , 5.00% , 12/01/29 ..... 35 38,483
Series 2022A , RB , 5.00% , 12/01/29 ..... 165 181,421
Series 2019 , RB , 5.00% , 06/01/30 ...... 80 87,638
Ohio Water Development Authority Water
Pollution Control Loan Fund
Series 2020A , RB , 5.00% , 06/01/29 ..... 130 141,729
Series 2020B , RB , 5.00% , 06/01/29 ..... 140 152,632
Series 2021A , RB , 5.00% , 06/01/29 ..... 100 109,023
Series 2020A , RB , 5.00% , 12/01/29 ..... 110 120,948
Series 2023C , RB , 5.00% , 12/01/29 ..... 45 49,479
State of Ohio
Series 2020B , GO , 5.00% , 03/01/29 ..... 105 113,894
Series 2020C , GO , 5.00% , 03/01/29 ..... 335 363,376
Series 2021A , GO , 5.00% , 05/01/29 ..... 120 130,538
Series 2021B , GO , 5.00% , 09/15/29 ..... 65 71,157
Series 2018A , RB , 5.00% , 12/01/29 ..... 250 268,598
Series 2019A , GO , 5.00% , 06/15/31 ..... 220 238,768
Series 2019A , GO , 5.00% , 06/15/32 ..... 145 156,620
5,562,464
Oklahoma — 0.5%
City of Oklahoma City, Series 2021, GO,
3.00%, 03/01/33 ................. 180 171,513
Oklahoma Capitol Improvement Authority, Series
2024B, RB, 5.00%, 07/01/29 ......... 160 173,646
Oklahoma Turnpike Authority, Series 2017E, RB,
5.00%, 01/01/29 ................. 415 431,093
Oklahoma Water Resources Board
Series 2018 , RB , 5.00% , 04/01/29 ( OK
CERF ) ....................... 90 94,212
Series 2021 , RB , 5.00% , 04/01/29 ( OK
CERF ) ....................... 45 48,825
Security
Par (000)
Par (000) Value
Oklahoma (continued)
Series 2023B , RB , 5.00% , 10/01/29 ..... USD 40 $ 43,802
963,091
Oregon — 1.9%
City of Portland Sewer System
Series 2020A , RB , 5.00% , 03/01/29 ..... 50 54,195
Series 2019A , RB , 5.00% , 03/01/33 ..... 245 264,626
City of Portland Water System
Series 2021B , RB , 5.00% , 05/01/29 ..... 150 163,047
Series 2019A , RB , 5.00% , 05/01/30 ..... 440 480,307
County of Clackamas, Series 2020, GO,
4.00%, 06/01/29 ................. 85 88,973
County of Multnomah, Series 2021A, GO,
5.00%, 06/15/29 ................. 155 169,166
Multnomah County School District No. 1
Portland, Series 2020, GO, 5.00%, 06/15/29
(GTD) ....................... 200 217,591
Oregon State Lottery, Series 2019A, RB,
5.00%, 04/01/33 ................. 365 393,278
State of Oregon
Series 2019A , GO , 5.00% , 05/01/29 ...... 60 65,269
Series 2019N , GO , 5.00% , 05/01/29 ..... 180 195,807
Series 2023A , GO , 5.00% , 05/01/29 ..... 165 179,489
Series 2019D , GO , 5.00% , 06/01/29 ..... 40 43,575
Series 2019A , GO , 5.00% , 05/01/30 ..... 245 265,526
Series 2019N , GO , 5.00% , 05/01/30 ..... 70 76,510
Series 2019G , GO , 5.00% , 08/01/30 ..... 170 184,958
Series 2019A , GO , 5.00% , 05/01/33 ..... 105 113,001
Series 2019M , GO , 5.00% , 11/01/33 ..... 155 167,857
State of Oregon Department of Transportation
Series 2024 , RB , 5.00% , 05/15/29 ...... 300 326,183
Series 2022A , RB , 5.00% , 11/15/29 ..... 115 126,242
3,575,600
Pennsylvania — 3.5%
Allegheny County Higher Education Building
Authority
Series 2017 , RB , 5.00% , 08/01/29 ...... 135 141,753
Allegheny County Sanitary Authority
Series 2018 , RB , 5.00% , 06/01/29 ...... 155 165,857
Series 2024 , RB , 5.00% , 12/01/29 ...... 190 207,727
City of Philadelphia
Series 2021A , GO , 5.00% , 05/01/29 ..... 120 129,333
Series 2017A , GO , 5.00% , 08/01/29 ..... 155 162,751
Commonwealth of Pennsylvania
Series 2016 , GO , 5.00% , 01/15/29 ...... 195 202,996
Series 2018-1 , GO , 3.20% , 03/01/29 ..... 285 282,932
Series 2020 , GO , 5.00% , 05/01/29 ...... 35 37,984
Series 2021 , GO , 5.00% , 05/15/29 ...... 255 276,917
Series 2019 , GO , 5.00% , 07/15/29 ...... 355 386,587
Series 2023-1 , GO , 5.00% , 09/01/29 ..... 350 381,939
County of Montgomery, Series 2019A, GO,
5.00%, 07/01/31 ................. 125 136,672
Delaware County Regional Water Quality Control
Authority, Series 2017, RB, 5.00%, 05/01/29 130 135,605
Delaware River Port Authority, Series 2018A,
RB, 5.00%, 01/01/32 .............. 210 224,571
Erie City Water Authority, Series 2019D, RB,
5.00%, 12/01/30 (BAM) ............ 215 234,198
Northampton County General Purpose Authority,
Series 2024A, RB, 5.00%, 11/15/29 ..... 150 164,021
Pennsylvania Higher Educational Facilities
Authority, Series 2017A, RB, 5.00%, 08/15/29 300 311,658
Pennsylvania State University (The)
Series 2020E , RB , 5.00% , 03/01/29 ..... 150 162,396

Schedule of Investments
(unaudited) (continued)
January 31, 2025
iShares
®
iBonds
®
Dec 2029 Term Muni Bond ETF

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Pennsylvania (continued)
Series A , RB , 5.00% , 09/01/29 ......... USD 320 $ 336,160
Pennsylvania Turnpike Commission
Series 2019A , RB , 5.00% , 12/01/29 ..... 225 245,146
Series 2020B , RB , 5.00% , 12/01/29 ..... 140 153,260
Series 2021A , RB , 5.00% , 12/01/29 ..... 310 339,362
Series 2021B , RB , 5.00% , 12/01/29 ..... 125 136,192
Series 2022A , RB , 5.00% , 12/01/29 ..... 90 98,524
Series 2024 , RB , 5.00% , 12/01/29 ...... 65 70,820
Series 2019A , RB , 5.00% , 12/01/31 ..... 150 163,067
Pittsburgh Water & Sewer Authority
Series 2019A , RB , 5.00% , 09/01/29 ( AGM ) 350 381,782
Series 2019A , RB , 5.00% , 09/01/30 ( AGM ) 410 445,954
Temple University-of The Commonwealth
System of Higher Education, Series 2025, RB,
5.00%, 04/01/29 (AGC)
(b)
............ 115 124,536
University of Pittsburgh-of the Commonwealth
System of Higher Education, RB,
5.00%, 02/15/29 ................. 105 113,502
West Chester Area School District, Series 2022,
GO, 3.00%, 05/15/32 (SAW) ......... 320 315,479
6,669,681
Rhode Island — 0.9%
Rhode Island Commerce Corp., Series 2020A,
RB, 5.00%, 05/15/29 .............. 25 26,992
Rhode Island Health and Educational Building
Corp.
Series 2019A , RB , 5.00% , 09/01/29 ..... 530 578,130
Series 2023 , RB , 5.00% , 09/01/29 ...... 20 21,816
Rhode Island Infrastructure Bank Water Pollution
Control Revolving Fund, Series 2017B, RB,
5.00%, 10/01/29 ................. 180 189,968
State of Rhode Island
Series 2018A , GO , 5.00% , 04/01/29 ..... 125 133,010
Series 2019A , GO , 5.00% , 05/01/29 ..... 135 146,564
Series 1 , GO , 5.00% , 10/15/29 ........ 70 76,570
Series 2019C , GO , 5.00% , 01/15/31 ..... 175 188,460
Series 2019C , GO , 5.00% , 01/15/32 ..... 360 386,413
1,747,923
South Carolina — 0.3%
South Carolina Public Service Authority, Series
2021B, RB, 5.00%, 12/01/29 ......... 250 270,865
South Carolina Transportation Infrastructure
Bank
Series 2019A , RB , 5.00% , 10/01/29 ..... 115 122,913
Series 2021B , RB , 5.00% , 10/01/29 ..... 280 305,833
699,611
Tennessee — 1.0%
City of Memphis, Series 2021, GO,
5.00%, 05/01/29 ................. 200 217,132
City of Memphis Electric System, Series 2024,
RB, 5.00%, 12/01/29 .............. 45 49,283
County of Montgomery, Series 2023A, GO,
5.00%, 06/01/29 ................. 100 108,718
County of Rutherford, Series 2023, GO,
5.00%, 04/01/29 ................. 125 136,031
County of Shelby, Series 2019B, GO,
5.00%, 04/01/30 ................. 80 86,667
County of Williamson
Series 2019 , GO , 5.00% , 04/01/29 ...... 50 54,392
Series 2022 , GO , 5.00% , 04/01/29 ...... 120 130,540
County of Wilson, Series 2019, GO,
5.00%, 04/01/31 ................. 225 243,032
Security
Par (000)
Par (000) Value
Tennessee (continued)
Metropolitan Government of Nashville &
Davidson County
Series 2017B , RB , 5.00% , 07/01/29 ..... USD 110 $ 115,090
Series 2020A , RB , 5.00% , 07/01/29 ..... 200 217,740
Series 2021A , RB , 5.00% , 07/01/29 ..... 20 21,774
State of Tennessee
Series 2023A , GO , 5.00% , 05/01/29 ..... 65 70,871
Series 2019A , GO , 5.00% , 09/01/29 ..... 265 279,483
Series 2021A , GO , 5.00% , 11/01/29 ..... 130 142,981
Tennessee State School Bond Authority,
Series 2022A, RB, 5.00%, 11/01/29 (ST
INTERCEPT) ................... 20 21,921
1,895,655
Texas — 13.1%
Alamo Community College District, Series 2017,
GO, 5.00%, 08/15/29 .............. 120 125,603
Arlington Independent School District
Series 2020 , GO , 5.00% , 02/15/29 ( PSF ) .. 135 146,159
Series 2020 , GO , 5.00% , 02/15/32 ( PSF ) .. 420 452,006
Austin Independent School District
Series 2021 , GO , 5.00% , 08/01/29 ( PSF ) .. 155 168,719
Series 2022B , GO , 5.00% , 08/01/29 ( PSF ) 150 163,277
Board of Regents of the University of Texas
System
Series 2019A , RB , 5.00% , 08/15/29 ..... 170 185,760
Series 2019A , RB , 5.00% , 08/15/31 ..... 100 108,436
Series 2019A , RB , 5.00% , 08/15/33 ..... 135 145,593
City of Austin
Series 2019 , GO , 5.00% , 09/01/29 ...... 240 261,889
Series 2019 , GO , 5.00% , 09/01/30 ...... 135 147,226
Series 2019 , GO , 5.00% , 09/01/31 ...... 390 424,684
City of Austin Water & Wastewater System
Series 2017 , RB , 5.00% , 11/15/29 ...... 445 469,326
Series 2020C , RB , 5.00% , 11/15/29 ..... 125 136,918
City of Conroe, Series 2018B, GO,
5.00%, 11/15/29 ................. 60 64,327
City of Dallas
GO , 5.00% , 02/15/29 ............... 305 329,461
Series 2020A , GO , 5.00% , 02/15/29 ..... 150 162,030
Series 2019A , GO , 5.00% , 02/15/32 ..... 160 171,928
City of Dallas Waterworks & Sewer System
Series 2017 , RB , 5.00% , 10/01/29 ...... 70 73,308
Series 2021C , RB , 5.00% , 10/01/29 ..... 65 70,819
City of Denton, Series 2021, GO,
5.00%, 02/15/29 ................. 120 129,672
City of Fort Worth Water & Sewer System
Series 2021 , RB , 5.00% , 02/15/29 ...... 180 194,230
Series 2023 , RB , 5.00% , 02/15/29 ...... 150 161,858
City of Houston, Series 2017A, GO,
5.00%, 03/01/29 ................. 315 326,999
City of Irving, Series 2019, GO, 5.00%, 09/15/29 125 136,429
City of Lubbock Water & Wastewater System,
Series 2020B, RB, 5.00%, 02/15/29 ..... 115 123,774
City of Plano, Series 2022, GO, 5.00%, 09/01/29 80 87,261
City of San Antonio
Series 2022 , GO , 5.00% , 02/01/29 ...... 250 270,074
Series 2024 , GO , 5.00% , 02/01/29 ...... 25 27,007
Series 2017 , GO , 5.00% , 08/01/29 ...... 1,000 1,046,051
Series 2020 , GO , 5.00% , 08/01/29 ...... 65 70,805
City of San Antonio Electric & Gas Systems
Series 2024D , RB , 5.00% , 02/01/29 ..... 70 75,213
Series 2018A , RB , 5.00% , 02/01/33 ..... 200 212,760
College Station Independent School District,
Series 2022, GO, 5.00%, 02/15/29 (PSF) .. 350 379,071

Schedule of Investments
(unaudited) (continued)
January 31, 2025
iShares
®
iBonds
®
Dec 2029 Term Muni Bond ETF

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Texas (continued)
Collin County Community College District, Series
2020A, GO, 5.00%, 08/15/32 ......... USD 375 $ 406,407
Comal Independent School District, Series 2020,
GO, 5.00%, 02/01/29 (PSF) .......... 120 129,693
Conroe Independent School District
Series 2020A , GO , 5.00% , 02/15/29 ( PSF ) 280 302,812
Series 2022A , GO , 5.00% , 02/15/29 ( PSF ) 25 27,037
County of Bexar, GO, 5.00%, 06/15/29 ..... 40 42,591
County of Collin, Series 2020, GO,
5.00%, 02/15/29 ................. 170 183,769
County of Harris, Series 2021, RB,
5.00%, 08/15/29 ................. 540 588,135
County of Harris Toll Road, Series 2022A, RB,
5.00%, 08/15/29 ................. 35 38,120
County of Travis, Series 2019A, GO,
5.00%, 03/01/30 ................. 200 216,175
Cypress-Fairbanks Independent School District
Series 2020 , GO , 5.00% , 02/15/29 ( PSF ) .. 120 129,492
Series 2022 , GO , 5.00% , 02/15/29 ( PSF ) .. 145 156,469
Series 2024B , GO , 5.00% , 02/15/29 ( PSF ) 500 539,548
Series 2019A , GO , 5.00% , 02/15/32 ( PSF ) 370 400,097
Dallas Area Rapid Transit
Series 2019 , RB , 5.00% , 12/01/29 ...... 885 966,320
Series 2020A , RB , 5.00% , 12/01/29 ..... 145 158,324
Series 2019 , RB , 5.00% , 12/01/31 ...... 230 249,481
Dallas Fort Worth International Airport
Series 2020A , RB , 5.00% , 11/01/29 ..... 185 201,892
Series 2022B , RB , 5.00% , 11/01/29 ..... 60 65,478
Series 2023B , RB , 5.00% , 11/01/29 ..... 155 169,152
Series 2024 , RB , 5.00% , 11/01/29 ...... 85 92,761
Dallas Independent School District
Series 2022 , GO , 5.00% , 02/15/29 ( PSF ) .. 240 259,173
Series 2019B , GO , 4.00% , 02/15/32 ( PSF ) 125 129,085
Del Valle Independent School District, Series
2022, GO, 5.00%, 06/15/29 (PSF) ...... 200 216,987
Denton Independent School District, Series
2020, GO, 5.00%, 08/15/29 (PSF) ...... 105 114,225
Fort Bend Independent School District
Series 2018 , GO , 5.00% , 08/15/29 ( PSF ) .. 230 240,465
Series 2020 , GO , 5.00% , 08/15/31 ( PSF ) .. 315 342,415
Fort Worth Independent School District
Series 2019A , GO , 5.00% , 02/15/29 ( PSF ) 125 135,283
Series 2020 , GO , 5.00% , 02/15/29 ( PSF ) .. 25 27,057
Garland Independent School District, Series
2023A, GO, 5.00%, 02/15/29 (PSF) ..... 100 108,108
Harris County Flood Control District, Series
2021A, GO, 5.00%, 10/01/29 ......... 180 196,599
Hays Consolidated Independent School District
Series 2018A , GO , 5.00% , 02/15/29 ( PSF ) 100 104,198
Series 2022 , GO , 5.00% , 02/15/29 ( PSF ) .. 110 118,962
Katy Independent School District
Series 2019 , GO , 5.00% , 02/15/29 ( PSF ) .. 140 148,862
Series 2021A , GO , 5.00% , 02/15/29 ( PSF ) 120 129,777
Keller Independent School District, Series 2019,
GO, 5.00%, 08/15/30 (PSF) .......... 250 270,150
Killeen Independent School District, Series 2019,
GO, 5.00%, 02/15/32 (PSF) .......... 300 322,389
Klein Independent School District
Series 2018 , GO , 4.00% , 02/01/29 ( PSF ) .. 65 66,761
Series 2022 , GO , 5.00% , 08/01/29 ( PSF ) .. 155 169,198
Series 2023 , GO , 5.00% , 08/01/29 ( PSF ) .. 180 196,488
Lamar Consolidated Independent School District,
Series 2019, GO, 5.00%, 02/15/32 (PSF) .. 140 150,724
Leander Independent School District
Series 2023 , GO , 5.00% , 02/15/29 ( PSF ) .. 260 280,565
Security
Par (000)
Par (000) Value
Texas (continued)
Series 2019C , GO , 5.00% , 08/15/29 ( PSF ) USD 185 $ 197,715
Lewisville Independent School District
Series 2020 , GO , 5.00% , 08/15/29 ( PSF ) .. 130 141,883
Series 2020 , GO , 5.00% , 08/15/32 ( PSF ) .. 115 124,035
Lone Star College System, Series 2017A, GO,
5.00%, 08/15/29 ................. 50 52,124
Lower Colorado River Authority
Series 2020 , RB , 5.00% , 05/15/29 ...... 425 459,389
Series 2023A , RB , 5.00% , 05/15/29 ( AGM ) 415 449,449
Series 2024 , RB , 5.00% , 05/15/29 ( AGM ) . 55 59,565
Series 2020 , RB , 5.00% , 05/15/32 ...... 165 176,958
Metropolitan Transit Authority of Harris County
Sales & Use Tax, Series 2017B, RB,
5.00%, 11/01/29 ................. 105 110,157
North East Independent School District, Series
2007, GO, 5.25%, 02/01/29 (PSF) ...... 65 70,757
North Texas Municipal Water District Water
System, Series 2020, RB, 4.00%, 09/01/31 100 103,720
North Texas Tollway Authority
Series 2008D , RB , 0.00% , 01/01/29 ( AGC )
(a)
335 292,798
Series 2024A , RB , 5.00% , 01/01/29 ..... 160 172,310
Northside Independent School District
Series 2018A , GO , 5.00% , 08/15/29 ( PSF ) 45 47,261
Series 2019A , GO , 5.00% , 08/15/29 ( PSF ) 115 123,383
Northwest Independent School District, Series
2020, GO, 5.00%, 02/15/29 (PSF) ...... 35 37,852
Permanent University Fund - Texas A&M
University System, Series 2023, RB,
5.00%, 07/01/29 ................. 85 92,467
Permanent University Fund - University of Texas
System, Series 2022A, RB, 5.00%, 07/01/29 650 707,661
Pflugerville Independent School District, Series
2019A, GO, 5.00%, 02/15/29 (PSF) ..... 55 58,432
Plano Independent School District, Series 2025,
GO, 5.00%, 02/15/29 (PSF)
(b)
......... 155 167,498
Port Authority of Houston of Harris County
Texas, Series 2020A-2, GO, 5.00%, 10/01/29 145 158,371
Round Rock Independent School District
Series 2019A , GO , 5.00% , 08/01/29 ( PSF ) 130 141,908
Series 2019B , GO , 5.00% , 08/01/29 ..... 65 70,519
Series 2021 , GO , 5.00% , 08/01/29 ( PSF ) .. 235 256,525
Series 2019A , GO , 5.00% , 08/01/30 ( PSF ) 215 233,362
Series 2019A , GO , 4.00% , 08/01/32 ( PSF ) 355 368,921
San Antonio Independent School District, Series
2020B, GO, 5.00%, 08/15/29 (PSF) ..... 90 98,147
Spring Branch Independent School District
Series 2019 , GO , 5.00% , 02/01/29 ( PSF ) .. 350 378,821
Series 2020 , GO , 5.00% , 02/01/29 ( PSF ) .. 75 81,176
Series 2022 , GO , 5.00% , 02/01/29 ( PSF ) .. 230 248,939
State of Texas
Series 2024 , GO , 5.00% , 10/01/29 ...... 85 93,075
Series B , GO , 5.00% , 10/01/29 ........ 100 104,921
Texas A&M University
Series 2017E , RB , 5.00% , 05/15/29 ..... 100 104,516
Series 2022 , RB , 5.00% , 05/15/29 ...... 165 179,113
Texas Tech University System, Series 2023A,
RB, 5.00%, 02/15/29 .............. 65 70,139
Texas Water Development Board
Series 2018 , RB , 5.00% , 08/01/29 ...... 55 57,534
Series 2019 , RB , 5.00% , 08/01/29 ...... 240 261,761
Series 2021 , RB , 5.00% , 08/01/29 ...... 110 119,974
Series 2018A , RB , 5.00% , 10/15/29 ..... 155 164,360
Series 2019A , RB , 5.00% , 10/15/29 ..... 50 54,716
Series 2023A , RB , 5.00% , 10/15/29 ..... 135 147,734
Series 2024A , RB , 5.00% , 10/15/29 ..... 500 547,162

Schedule of Investments
(unaudited) (continued)
January 31, 2025
iShares
®
iBonds
®
Dec 2029 Term Muni Bond ETF

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Texas (continued)
Series 2019A , RB , 5.00% , 04/15/30 ..... USD 475 $ 516,996
Trinity River Authority Central Regional
Wastewater System
Series 2017 , RB , 5.00% , 08/01/29 ...... 100 104,902
Series 2018 , RB , 5.00% , 08/01/29 ...... 500 533,333
Series 2019 , RB , 5.00% , 08/01/29 ...... 65 70,607
Series 2020 , RB , 5.00% , 08/01/29 ...... 200 217,254
University of North Texas System, Series 2017A,
RB, 5.00%, 04/15/29 .............. 135 140,743
Wylie Independent School District, Series
2020A, GO, 5.00%, 08/15/29 (PSF) ..... 55 60,076
Ysleta Independent School District, Series 2020,
GO, 4.00%, 08/15/32 (PSF) .......... 120 123,852
25,194,768
Utah — 1.6%
Central Utah Water Conservancy District
Series 2021A , GO , 5.00% , 04/01/29 ..... 55 59,744
Series 2017B , RB , 5.00% , 10/01/29 ..... 175 184,925
City of Salt Lake City
Series 2020 , RB , 5.00% , 02/01/29 ...... 95 102,899
Series 2020 , RB , 5.00% , 02/01/30 ...... 215 232,279
County of Utah, Series 2019, RB,
5.00%, 12/01/33 ................. 135 146,030
Intermountain Power Agency, Series 2023A, RB,
5.00%, 07/01/29 ................. 455 487,970
State of Utah
Series 2018 , GO , 5.00% , 07/01/29 ...... 125 131,190
Series 2020 , GO , 5.00% , 07/01/30 ...... 140 150,941
Series 2019 , GO , 5.00% , 07/01/31 ...... 160 172,287
Series 2020B , GO , 3.00% , 07/01/32 ..... 200 194,622
Series 2020 , GO , 5.00% , 07/01/32 ...... 365 392,030
Series 2019 , GO , 5.00% , 07/01/32 ...... 240 257,865
Series 2019 , GO , 5.00% , 07/01/33 ...... 125 134,006
University of Utah (The)
Series 2021A-1 , RB , 5.00% , 08/01/29 .... 85 92,707
Series 2022A , RB , 5.00% , 08/01/29 ..... 135 147,241
Series 2023A , RB , 5.00% , 08/01/29 ..... 115 125,428
3,012,164
Vermont — 0.2%
State of Vermont
Series 2021B , GO , 5.00% , 08/15/29 ..... 35 38,338
Series 2019A , GO , 4.00% , 02/15/31 ..... 120 125,348
Vermont Municipal Bond Bank, Series 2024, RB,
5.00%, 12/01/29 ................. 150 164,420
328,106
Virginia — 2.1%
County of Arlington, Series 2019, GO,
4.00%, 06/15/33 ................. 320 330,311
County of Fairfax, Series 2019A, GO,
5.00%, 10/01/30 (SAW) ............ 90 97,693
County of Loudoun, Series 2021B, GO,
5.00%, 12/01/29 ................. 50 54,972
Virginia College Building Authority
Series 2017E , RB , 5.00% , 02/01/29 ..... 175 185,688
Series 2019A , RB , 5.00% , 02/01/29 ..... 255 275,688
Series 2019B , RB , 5.00% , 02/01/29 ..... 160 172,981
Series 2019C , RB , 5.00% , 02/01/29 ..... 90 97,302
Series 2018A , RB , 5.00% , 09/01/29 ( ST
INTERCEPT ) .................. 110 118,026
Series 2019A , RB , 5.00% , 09/01/29 ( ST
INTERCEPT ) .................. 55 60,093
Series 2019A , RB , 5.00% , 02/01/30 ..... 120 129,410
Security
Par (000)
Par (000) Value
Virginia (continued)
Series 2019B , RB , 5.00% , 02/01/30 ..... USD 50 $ 53,921
Virginia Commonwealth Transportation Board
Series 2017A , RB , 5.00% , 05/15/29 ..... 210 221,766
Series 2018 , RB , 5.00% , 05/15/29 ...... 75 80,068
Series 2019A , RB , 5.00% , 05/15/30 ..... 215 233,575
Series 2019 , RB , 5.00% , 05/15/32 ...... 190 205,001
Virginia Commonwealth University, Series
2018A, RB, 5.00%, 11/01/29 ......... 155 166,255
Virginia Public Building Authority
Series 2017A , RB , 5.00% , 08/01/29 ..... 65 68,299
Series 2020A , RB , 5.00% , 08/01/29 ..... 125 136,278
Series 2022A , RB , 5.00% , 08/01/29 ..... 100 109,023
Series 2019A , RB , 5.00% , 08/01/32 ..... 480 518,919
Virginia Public School Authority
Series 2019C , RB , 5.00% , 08/01/29 ( ST
INTERCEPT ) .................. 50 54,578
Series 2020B , RB , 5.00% , 08/01/29 ( ST
INTERCEPT ) .................. 70 76,409
Series 2021C , RB , 5.00% , 08/01/29 ( SAW ) 230 251,057
Virginia Resources Authority Clean Water
Revolving Fund, Series 2020, RB,
5.00%, 10/01/29 ................. 230 252,062
3,949,375
Washington — 4.5%
Central Puget Sound Regional Transit Authority,
Series 2021S1, RB, 5.00%, 11/01/29 .... 245 268,094
City of Seattle
Series 2017C , RB , 5.00% , 09/01/29 ..... 180 189,456
Series 2021 , RB , 5.00% , 09/01/29 ...... 190 207,693
Series 2022A , GO , 5.00% , 09/01/29 ..... 105 115,014
Series 2023A , GO , 5.00% , 11/01/29 ..... 70 76,892
Series 2019A , RB , 5.00% , 04/01/33 ..... 480 515,244
City of Tacoma Electric System, Series 2024B,
RB, 5.00%, 01/01/29 .............. 535 577,634
Clark County Public Utility District No. 1 Electric,
Series 2024, RB, 5.00%, 01/01/29 ...... 250 269,442
Clark County School District No. 37 Vancouver,
Series 2018, GO, 5.00%, 12/01/29 (GTD) . 500 536,822
County of King
Series 2021A , GO , 5.00% , 01/01/29 ..... 110 118,978
Series 2019 , GO , 5.00% , 01/01/30 ...... 300 323,665
Series 2019 , GO , 5.00% , 01/01/32 ...... 505 542,336
Series 2019 , GO , 5.00% , 01/01/33 ...... 250 267,968
County of Pierce, Series 2019A, GO,
4.00%, 07/01/29 ................. 125 130,685
County of Snohomish
Series 2020A , GO , 5.00% , 12/01/29 ..... 105 115,102
Series 2021A , GO , 5.00% , 12/01/29 ..... 190 208,279
Energy Northwest, Series 2017-A, RB,
5.00%, 07/01/29 ................. 440 461,310
King County School District No. 405 Bellevue
Series 2018 , GO , 5.00% , 12/01/29 ( GTD ) . 185 195,793
Series 2019 , GO , 5.00% , 12/01/29 ( GTD ) . 715 778,967
Series 2019 , GO , 5.00% , 12/01/30 ( GTD ) . 170 185,729
Pierce County School District No. 402 Franklin
Pierce, Series 2017, GO, 5.00%, 12/01/29
(GTD) ....................... 110 116,172
Pierce County School District No. 403 Bethel,
Series 2021, GO, 4.00%, 12/01/29 (GTD) . 150 157,011
State of Washington
Series 2022C , GO , 5.00% , 02/01/29 ..... 75 81,148
Series 2019D , GO , 5.00% , 06/01/29 ..... 280 301,247
Series 2021D , GO , 5.00% , 06/01/29 ..... 75 81,607
Series 2021A , GO , 5.00% , 08/01/29 ..... 40 43,647

Schedule of Investments
(unaudited) (continued)
January 31, 2025
iShares
®
iBonds
®
Dec 2029 Term Muni Bond ETF

(Percentages shown are based on Net Assets)
Affiliates
Investments in issuers considered to be affiliate(s) of the Fund during the period ended January 31, 2025 for purposes of Section 2(a)(3) of the Investment Company Act of
1940, as amended, were as follows:
Security
Par (000)
Par (000) Value
Washington (continued)
Series 2024A , GO , 5.00% , 08/01/29 ..... USD 110 $ 120,030
Series R-2018C , GO , 5.00% , 08/01/29 ... 195 204,918
Series 2020A , GO , 5.00% , 08/01/30 ..... 95 103,443
Series 2020D , GO , 5.00% , 06/01/31 ..... 165 180,406
Series 2020A , GO , 5.00% , 08/01/31 ..... 205 222,806
Series 2020B , GO , 5.00% , 06/01/32 ..... 325 351,141
Series 2020A , GO , 5.00% , 08/01/33 ..... 225 242,634
University of Washington, Series 2024B, RB,
5.00%, 07/01/29 ................. 260 283,402
8,574,715
West Virginia — 0.7%
State of West Virginia
Series 2018A , GO , 5.00% , 06/01/29 ..... 90 95,920
Series 2019A , GO , 5.00% , 06/01/29 ..... 110 119,637
Series 2021A , GO , 5.00% , 06/01/29 ..... 105 114,199
Series 2019A , GO , 5.00% , 06/01/33 ..... 295 316,091
West Virginia Commissioner of Highways, Series
2017A, RB, 5.00%, 09/01/29 ......... 510 533,942
West Virginia Parkways Authority, Series 2021,
RB, 5.00%, 06/01/29 .............. 100 108,379
1,288,168
Wisconsin — 1.3%
City of Kenosha, Series 2020B, GO,
2.00%, 06/01/29 ................. 200 183,007
City of Madison, Series 2023A, GO,
5.00%, 10/01/29 ................. 155 169,868
State of Wisconsin
Series 2020A , GO , 4.00% , 05/01/29 ..... 60 62,349
Series 2020-1 , GO , 5.00% , 05/01/29 ..... 160 174,308
Series 2020B , GO , 5.00% , 05/01/29 ..... 85 92,601
Security
Par (000)
Par (000) Value
Wisconsin (continued)
Series 2021B , GO , 5.00% , 05/01/32 ..... USD 360 $ 388,822
Series 2021B , GO , 5.00% , 05/01/33 ..... 420 452,526
State of Wisconsin Environmental Improvement
Fund, Series 2021A, RB, 5.00%, 06/01/29 . 235 255,787
Wisconsin Department of Transportation
Series 20172 , RB , 5.00% , 07/01/29 ..... 540 565,648
Series 2021A , RB , 5.00% , 07/01/29 ..... 155 168,950
Series 2023I , RB , 5.00% , 07/01/29 ...... 75 81,750
2,595,616
Total Long-Term Investments — 98 .8%
(Cost: $ 189,930,691 ) .............................. 189,425,802
Shares
Shares
Short-Term Securities
Money Market Funds — 0.6%
BlackRock Liquidity MuniCash Funds:
Institutional Shares , 1.99%
(c) (d)
......... 1,207,967 1,208,088
Total Short-Term Securities — 0 .6%
(Cost: $ 1,208,088 ) ............................... 1,208,088
Total Investments — 99 .4%
(Cost: $ 191,138,779 ) .............................. 190,633,890
Other Assets Less Liabilities — 0.6% .................... 1,180,062
Net Assets — 100.0% ...............................
$ 191,813,952
(a)
Zero-coupon bond.
(b)
When-issued security.
(c)
Affiliate of the Fund.
(d)
Annualized 7-day yield as of period end.
Affiliated Issuer
Value at
10/31/24
Purchases
at Cost
Proceeds
from Sales
Net
Realized
Gain (Loss)
Change in
Unrealized
Appreciation
(Depreciation)
Value at
01/31/25
Shares
Held at
01/31/25 Income
Capital Gain
Distributions
from
Underlying
Funds
BlackRock Liquidity MuniCash
Funds: Institutional Shares $ 422,647 $ 785,441
(a)
$ — $ — $ — $ 1,208,088 1,207,967 $ 3,416 $ —
— —
(a)
Represents net amount purchased (sold).

Schedule of Investments
(unaudited) (continued)
January 31, 2025
iShares
®
iBonds
®
Dec 2029 Term Muni Bond ETF

Fair Value Hierarchy as of Period End
Various inputs are used in determining the fair value of financial instruments at the measurement date. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:
Level 1 — Unadjusted price quotations in active markets/exchanges that the Fund has the ability to access for identical assets or liabilities;
Level 2 — Inputs other than quoted prices included within Level 1 that are observable for the asset or liability, either directly or indirectly; and
Level 3 — Inputs that are unobservable and significant to the entire fair value measurement for the asset or liability (including the Valuation Committee's assumptions used in determining the fair value of financial instruments).
The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.
The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds, that may not have a secondary market, and/ or may have a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of financial instruments, refer to its most recent financial statements.
The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund's financial instruments into major categories is disclosed in the Schedule of Investments above.
Level 1 Level 2 Level 3 Total
Assets
Investments
Long-Term Investments
Municipal Bonds ......................................... $ — $ 189,425,802 $ — $ 189,425,802
Short-Term Securities
Money Market Funds ...................................... 1,208,088 — — 1,208,088
$ 1,208,088 $ 189,425,802 $ — $ 190,633,890
Currency Abbreviation
USD United States Dollar
Portfolio Abbreviation
AGC Assured Guaranty Corp.
AGM Assured Guaranty Municipal Corp.
BAM Build America Mutual Assurance Co.
COP Certificates of Participation
GO General Obligation Bonds
GTD Guaranteed
HERBIP Higher Education Revenue Bond Intercept Program
NPFGC National Public Finance Guarantee Corp.
OK CERF Oklahoma Credit Enhancement Reserve Fund
PSF Permanent School Fund
Q-SBLF Qualified School Bond Loan Fund
RB Revenue Bonds
SAW State Aid Withholding